Ford Credit Auto Lease Trust 2024-B
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of June 30, 2025

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2025, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2025, leases with a total base residual value of $15,297,380.40 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2025. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2025,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2025-	June	$1,227,364,448.02
	July	$1,191,209,889.48	$21,537,521.19	6.26%	$24,974,936.10	2.41%
	August	$1,165,131,649.16	$21,278,780.79	6.19%	$14,979,142.87	1.44%
	September	$1,134,087,472.02	$20,957,775.64	6.09%	$20,043,271.22	1.93%
	October	$1,098,896,669.86	$20,571,929.45	5.98%	$24,310,514.44	2.34%
	November	$1,059,049,254.06	$20,072,807.82	5.84%	$29,165,599.18	2.81%
	December	$1,011,550,422.27	$19,480,566.90	5.66%	$37,068,751.58	3.57%
2026-	January	$974,768,512.98	$19,018,354.21	5.53%	$26,408,264.04	2.54%
	February	$934,895,966.53	$18,510,746.50	5.38%	$29,692,232.59	2.86%
	March	$892,080,120.56	$17,944,585.30	5.22%	$32,861,029.39	3.17%
	April	$826,687,277.08	$17,001,811.39	4.94%	$56,014,933.78	5.40%
	May	$790,489,458.38	$16,430,942.68	4.78%	$26,832,111.54	2.58%
	June	$751,465,421.43	$15,789,815.86	4.59%	$29,990,182.38	2.89%
	July	$704,134,303.86	$14,942,096.78	4.34%	$38,811,524.61	3.74%
	August	$653,580,892.75	$14,011,605.48	4.07%	$42,559,934.76	4.10%
	September	$587,161,884.65	$12,750,847.66	3.71%	$59,254,358.83	5.71%
	October	$535,775,178.43	$11,787,194.98	3.43%	$44,618,165.94	4.30%
	November	$479,142,147.86	$10,666,432.92	3.10%	$50,546,245.59	4.87%
	December	$417,855,541.35	$9,434,640.43	2.74%	$55,947,554.70	5.39%
2027-	January	$368,492,999.72	$8,421,222.45	2.45%	$44,513,165.35	4.29%
	February	$311,206,528.40	$7,214,001.78	2.10%	$53,222,471.46	5.13%
	March	$253,255,087.84	$5,976,759.66	1.74%	$54,635,155.27	5.26%
	April	$170,901,237.02	$4,252,688.96	1.24%	$80,266,317.32	7.73%
	May	$131,786,246.70	$3,379,487.26	0.98%	$37,196,966.02	3.58%
	June	$88,779,653.96	$2,391,813.45	0.70%	$41,741,918.94	4.02%
	July	$60,693,908.42	$1,701,282.44	0.49%	$27,144,126.94	2.61%
	August	$55,972,280.02	$1,588,055.53	0.46%	$3,653,179.50	0.35%
	September	$50,786,047.93	$1,458,811.56	0.42%	$4,206,658.95	0.41%
	October	$46,164,704.87	$1,335,047.56	0.39%	$3,721,202.95	0.36%
	November	$39,998,987.26	$1,161,516.78	0.34%	$5,399,593.19	0.52%
	December	$33,654,355.71	$983,472.01	0.29%	$5,703,780.80	0.55%
2028-	January	$28,934,776.97	$853,036.48	0.25%	$4,154,893.40	0.40%
	February	$21,108,081.32	$622,427.78	0.18%	$7,452,118.10	0.72%
	March	$12,533,148.64	$368,401.19	0.11%	$8,387,308.45	0.81%
	April	$144,775.67	$4,383.29	0.00%	$12,491,309.78	1.20%
	May	$0.00	$0.00	0.00%	$146,012.30	0.01%

Total			$343,900,864.16	100.00%	$1,038,114,932.26	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,382,015,796.42

Ford Credit Auto Lease Trust 2024-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2025	Car	4	57.14%	$9,444	19.92%	56.53%
	CUV	194	33.05%	$3,990	8.82%	16.65%
	SUV	13	33.33%	$8,864	9.96%	19.37%
	Truck	140	56.91%	$7,238	11.49%	20.83%

	Total/Average	351	39.93%	$5,528	10.24%	19.07%

MAY 2025	Car	1	12.50%	$10,473	22.40%	74.75%
	CUV	178	31.45%	$4,207	9.36%	17.92%
	SUV	21	35.59%	$7,256	8.95%	17.32%
	Truck	135	57.69%	$6,695	10.50%	19.15%

	Total/Average	335	38.64%	$5,420	9.89%	18.54%

JUNE 2025	Car	0	0.00%	$0	0.00%	0.00%
	CUV	161	31.02%	$3,807	8.35%	15.75%
	SUV	23	39.66%	$7,600	8.87%	17.42%
	Truck	152	63.33%	$5,874	8.89%	16.51%

	Total/Average	336	40.98%	$5,002	8.68%	16.31%